Bond due to related parties (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Sep. 24, 2024	Mar. 03, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 1,000,000.00
Annual interest rate			7.00%
Bond Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 1,000,000
Purchase price		$ 1,000,000
Annual interest rate		6.00%
Bond Purchase Agreement [Member] | Bin Fu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 200,000	$ 200,000
Accrued interest	9,000
Bond Purchase Agreement [Member] | Xuejun Ji [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	400,000	400,000
Accrued interest	$ 3,000
Bond Purchase Agreement [Member] | Peng Wang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 400,000